Income Taxes - Schedule of Deferred Tax Assets and Liabilities as Reported (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Current and prior year tax losses	$ 8,168,900	$ 7,125,100
Deferred interest expense	3,991,300	3,991,300
Basis in deductible goodwill	787,700	853,300
Deferred maintenance, bad debt allowance and other	210,000	210,000
Gross deferred tax assets	13,157,900	12,179,700
Valuation allowance	(13,157,900)	(12,174,000)
Deferred tax assets, net of valuation allowance		5,700
Deferred tax liabilities:
Others		(5,700)
Deferred tax liabilities		(5,700)
Deferred tax assets, net of valuation allowance